Intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2022	1,335	502	43	1,880
Acquisitions through business combinations	—	5,956	—	5,956
Effects of foreign exchange	20	7	1	28
Balance – June 30, 2023	1,355	6,465	44	7,864

	Acquired
	Customer relationships	Technology	Trademarks	Total

Balance – December 31, 2022	483	218	29	730
Amortization	113	191	7	311
Effects of foreign exchange	7	3	1	11
Balance – June 30, 2023	603	412	37	1,052

Carrying value
Balance – December 31, 2022	852	284	14	1,150
Balance – June 30, 2023	752	6,053	7	6,812